Income Taxes (Components of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Income Tax Assets [Abstract]
Unutilized tax loss carryforwards	$ 60,400,000	$ 62,614,000
Deferred Tax Assets Financing And Offering Costs	1,380,000	896,000
Foreign tax credits available for carryforward	14,567,000	14,567,000
Accounting provisions not currently deductible for tax	70,651,000	65,047,000
Tax value of intangilbles and landfill assets in excess of carrying value	0	6,407,000
Deferred Tax Assets, Other	1,930,000	2,433,000
Valuation allowance	(16,684,000)	(16,684,000)
Deferred Tax Assets, Net of Valuation Allowance	132,244,000	135,280,000
Deferred Income Tax Liabilities [Abstract]
Carrying value of capital assets in excess of tax value	89,921,000	100,108,000
Carrying value of intangibles and landfill assets in excess of tax value	164,136,000	153,757,000
Deferred Tax Liabilities, Other	8,157,000	8,263,000
Deferred Tax Liabilities, Net	262,214,000	262,128,000
Net deferred income tax liabilities	129,970,000	126,848,000
North
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	16,763,000	25,098,000
UNITED STATES
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	$ 113,207,000	$ 101,750,000